PROJECT ASSETS AND DEFERRED PROJECT COSTS (Tables)	12 Months Ended
Dec. 31, 2015
PROJECT ASSETS AND DEFERRED PROJECT COSTS [Abstract]
Schedule of project assets and deferred project costs

	At December 31,
	2014		2015
Project assets - Module cost		$10,919,092		$1,923,114
Project assets - Development		$10,096,329		$13,495,278
Project assets - Others		$16,024,537		$4,795,230
Total project assets		$37,039,958		$20,213,622

Current portion		$37,039,958		$20,213,622
Non-current portion	$	nil	$	nil

Total deferred project costs	$	nil		$20,874,446

Current portion	$	nil	$	nil
Noncurrent portion	$	nil		$20,874,446

Total project assets and deferred project costs		$37,039,958		$41,088,068